Label	Element	Value
Teucrium 2x Long Daily XRP ETF | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(377.20%)
Teucrium 2x Long Daily XRP ETF | CME XRP Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	88.70%
Teucrium 2x Long Daily XRP ETF | CDE XRPL Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	111.20%